Financial Instruments and Related Disclosures - Summary of Fair Value of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		£ 14,085
Financial liabilities at fair value	£ (52,665)	(53,322)
Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	89	167
Financial liabilities at fair value	(31)	(48)
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,939	1,781
Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		1,665
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		56
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		44
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		44
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	68	357
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	3,292	2,142
At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	8,527	6,256
Financial liabilities at fair value	(6,100)	(5,668)
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,939	1,781
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,942	1,665
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	89	167
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	121	56
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	46	44
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	30	44
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	68	357
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	3,292	2,142
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(5,869)	(5,479)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(200)	(141)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(31)	(48)
At Fair Value [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	5,573	3,270
Financial liabilities at fair value		0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,281	1,128
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	3,292	2,142
At Fair Value [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,140	2,229
Financial liabilities at fair value	(222)	(189)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,942	1,665
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	89	167
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	46	44
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	63	353
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(191)	(141)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(31)	(48)
At Fair Value [Member] | Level 3 [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	814	757
Financial liabilities at fair value	(5,878)	(5,479)
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	658	653
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	121	56
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	30	44
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	5	4
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value		0
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(5,869)	£ (5,479)
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Designated Upon Initial Recognition or Subsequently, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	£ (9)